Alpha Dog ETF

Schedule of Investments

June 30, 2024 (unaudited)

		Shares	Value
95.87%	COMMON STOCK
12.46%	COMMUNICATION SERVICES
	Alphabet, Inc. Class A	13,804	$2,514,399
	Meta Platforms, Inc.	5,165	2,604,296
	Netflix, Inc.(A)	2,054	1,386,204
	T-Mobile US, Inc.	7,096	1,250,173
			7,755,072

24.76%	CONSUMER DISCRETIONARY
	Amazon.com, Inc.(A)	14,035	2,712,264
	Booking Holdings, Inc.	330	1,307,295
	CAVA Group, Inc.(A)	18,485	1,714,484
	Chipotle Mexican Grill, Inc.(A)	39,400	2,468,410
	Domino's Pizza, Inc.	3,282	1,694,595
	O'Reilly Automotive, Inc.(A)	1,649	1,741,443
	Tesla, Inc.(A)	9,480	1,875,902
	Texas Roadhouse, Inc.	11,063	1,899,628
			15,414,021

1.81%	CONSUMER STAPLES
	Constellation Brands, Inc.	4,380	1,126,886

14.54%	ENERGY
	Cheniere Energy, Inc.	11,307	1,976,803
	Chevron Corp.	9,182	1,436,248
	Devon Energy Corp.	36,522	1,731,143
	Schlumberger Ltd. ADR	43,322	2,043,932
	Valero Energy Corp.	11,877	1,861,839
			9,049,965

13.15%	FINANCIALS
	Interactive Brokers Group, Inc.	18,441	2,260,867
	JPMorgan Chase & Co.	6,316	1,277,474
	Kinsale Capital Group, Inc.	3,085	1,188,589
	Markel Corp.(A)	784	1,235,317
	Mastercard, Inc. Class A	5,043	2,224,770
			8,187,017

Alpha Dog ETF

Schedule of Investments

June 30, 2024 (unaudited)

		Shares	Value
1.90%	HEALTH CARE
	HCA Healthcare, Inc.	3,684	$1,183,596

7.83%	INDUSTRIALS
	Caterpillar, Inc.	5,323	1,773,091
	General Dynamics Corp.	6,069	1,760,860
	Uber Technologies, Inc.(A)	18,456	1,341,382
			4,875,333

17.59%	INFORMATION TECHNOLOGY
	Apple, Inc.	8,912	1,877,045
	ASML Holding NV ADR	1,306	1,335,685
	Broadcom, Inc.	1,410	2,263,797
	Microsoft Corp.	5,481	2,449,733
	Nvidia Corp.	24,489	3,025,371
			10,951,631

1.83%	MATERIALS
	Freeport-McMoran, Inc.	23,420	1,138,212

95.87%	TOTAL COMMON STOCK		59,681,733

1.68%	EXCHANGE TRADED FUND
1.68%	CRYPTO CURRENCY
	iShares Bitcoin Trust(A)	30,565	1,043,489

1.68%	TOTAL EXCHANGE TRADED FUND		1,043,489

0.00%	MONEY MARKET FUND
	Dreyfus Treasury Securities Cash Management 4.380%(B)	139	139

97.55%	TOTAL INVESTMENTS		$60,725,361
2.45%	Other assets net of liabilities		1,528,846
100.00%	NET ASSETS		$62,254,207

(A)Non-income producing

(B)Effective 7 day yield as of June 30,2024

ADR - Security represented is held by the custodian in the form of American Depository Receipts.

See Notes to Financial Statements.

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used  in determining the value of a Fund’s investments. U.S. GAAP established a three-tier  hierarchy of inputs to establish a classification of fair value measurements for  disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of June 30, 2024:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
COMMON STOCK	$59,681,733			$59,681,733
EXCHANGE TRADED FUND	$1,043,489			$1,043,489
MONEY MARKET FUND	$139			$139
TOTAL INVESTMENTS	$60,725,361			$60,725,361

The cost of investments for Federal income tax purposes has been estimated a/o June 30, 2024 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $47,653,117, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$13,506,143
Gross unrealized depreciation	(433,899)
Net unrealized appreciation	$13,072,244